Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary Of Trade And Other Receivables

	2024	2023
(in $ millions)	$	$
Current
Trade receivables	161	141
Less: Loss allowance (see Note 26)	(23)	(22)
	138	119
Payment cycle receivables	75	93
Less: Loss allowance	(7)	(16)
	68	77
	206	196